Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 20,556	$ 30,312	$ 13,188
Other receivables	100,000	100,000	100,000
Other current assets	18,297	20,983	9,220
Total current assets	138,853	151,295	122,408
Property and equipment, net			1,800
Intangible assets, net	71,837	78,285	73,076
Total assets	210,690	229,580	197,284
Current liabilities:
Accounts payable	978,856	920,569	772,065
Accrued salaries and consulting fees	491,860	605,857	650,133
Accrued interest and dividends	264,074	226,108	71,212
Notes payable	127,486	127,986	82,986
Notes payable to related party	17,885	17,885	17,885
Convertible notes payable, net of debt discount	1,781,571	1,661,520	363,769
Derivative liability on convertible notes payable	1,715,864	1,930,235	1,111,879
Total liabilities	5,377,596	5,490,160	3,069,929
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock
Common stock, $0.001 par value, 2,000,000,000 shares authorized, 473,098,618, 263,725,234 and 169,217,460 shares issued and outstanding as of March 31, 2021, December 31, 2020 and 2019, respectively	473,097	263,725	169,217
Additional paid-in capital	9,218,133	7,714,704	6,035,547
Accumulated deficit	(14,858,316)	(13,239,189)	(9,077,614)
Total stockholders' equity (deficit)	(5,166,906)	(5,260,580)	(2,872,645)
Total liabilities and stockholders' equity (deficit)	210,690	229,580	197,284
Series A Preferred Stock [Member]
Stockholders' equity (deficit):
Preferred stock
Total stockholders' equity (deficit)
Series B Preferred Stock [Member]
Stockholders' equity (deficit):
Preferred stock	50	50	75
Total stockholders' equity (deficit)	50	50	75
Series C Preferred Stock [Member]
Stockholders' equity (deficit):
Preferred stock	130	130	130
Total stockholders' equity (deficit)	130	130	130
Series D Preferred Stock [Member]
Stockholders' equity (deficit):
Preferred stock
Total stockholders' equity (deficit)			$ 130